Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
Research collaboration revenue	$ 0	$ 2,500	$ 0	$ 7,500	$ 10,000	$ 10,000
OPERATING EXPENSES:
Research and development	(8,395)	(3,854)	(24,186)	(13,218)	(17,379)	(10,111)
General and administrative	(3,553)	(972)	(9,180)	(2,117)	(3,184)	(1,580)
Total operating expenses	(11,948)	(4,826)	(33,366)	(15,335)	(20,563)	(11,691)
LOSS FROM OPERATIONS	(11,948)	(2,326)	(33,366)	(7,835)	(10,563)	(1,691)
OTHER INCOME, NET:
Interest expense, net	(2)	(3)	(5)	(7)
Interest income (expense), net					(8)	6
Research and development incentive income	0	0	0	558	558	370
Change in fair value of preferred stock tranche obligation	0	(1,235)	(1,490)	(2,486)	(2,564)	(43)
Other income, net	(86)	15	4	185	241	280
Total other income (expense), net	(88)	(1,223)	(1,491)	(1,750)	(1,773)	613
Loss before income taxes	(12,036)	(3,549)	(34,857)	(9,585)	(12,336)	(1,078)
Income tax provision	0	0	172	0	0	(257)
Net loss	(12,036)	(3,549)	(34,685)	(9,585)	(12,336)	(1,335)
Net loss attributable to common stockholders—basic and diluted (Note 12)	$ (12,036)	$ (3,999)	$ (35,697)	$ (10,935)	$ (14,136)	$ (2,346)
Net loss per share attributable to common stockholders—basic and diluted	$ (0.60)	$ (1.71)	$ (2.65)	$ (4.76)	$ (6.08)	$ (1.08)
Weighted-average common stock outstanding—basic and diluted	20,175,883	2,342,782	13,452,606	2,296,701	2,326,857	2,174,514
Pro Forma
OTHER INCOME, NET:
Net loss attributable to common stockholders—basic and diluted (Note 12)					$ (12,336)
Net loss per share attributable to common stockholders—basic and diluted					$ (1.39)
Weighted-average common stock outstanding—basic and diluted					8,882,168